Trade and Other Receivables - Additional Information (Detail) $ in Thousands, in Thousands, $ in Millions		12 Months Ended
	Dec. 30, 2020 CLP ($)	Dec. 31, 2020 USD ($) customer	Dec. 31, 2020 CLP ($) customer	Dec. 31, 2019 CLP ($) customer	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross non-current increase in trade accounts receivable			$ 185,193,687
Maximum amount of account receivable generated		$ 1,350
Trade receivables, Non-current				$ 191,966,929			$ 377,047,284
Trade and other payables non-current				56,250,085			117,210,059
Trade receivables, Current				456,552,682			481,442,020
Trade and other payables, current				$ 599,263,208		627,958,022	$ 627,958,022
Number of customers with sales representing 10% or more of revenues | customer		0	0	0
Finance expense			$ 127,408,771	$ 164,897,900	$ 122,184,189
Accounts payable decrease			62,319,952
Profit from the sale of finance leases			5,090,399	5,366,871	3,345,786
Finance income from lease receivables			1,562,017	1,446,779	$ 1,182,229
Impairment losses of trade receivables			15,167,707	10,047,000
Percentage of increase over the loss						51.00%	51.00%
Inter-American Investment Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transfer of collection rights	$ 44,797,737
Derecognition of accounts receivable	533,615
Finance expense	$ 533,615
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables, Non-current				182,076,569			$ 370,276,397
Trade and other payables non-current				53,941,373			$ 112,895,627
Impact on lower revenues from energy sales			10,864,866	3,782,091
Impact on lower cost from energy purchases			3,515,292	1,181,163
Impact on higher revenues			15,328,829	5,225,739
Impact on higher financial costs			(4,518,268)	19,062,333
Profit for net exchange difference			25,260,383	$ 3,835,024
Electricity Distribution Segment [Member] | Exempt Resolution No 340 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impact on higher revenues			11,887,346
Impact on higher financial costs			$ 3,206,420